Condensed Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Retroactive application of recapitalization	Previously Reported [Member]	Common Stock	Common Stock Retroactive application of recapitalization	Common Stock Previously Reported [Member]	Additional Paid-in Capital	Additional Paid-in Capital Retroactive application of recapitalization	Additional Paid-in Capital Previously Reported [Member]	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Retroactive application of recapitalization	Accumulated Other Comprehensive Loss Previously Reported [Member]	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Retroactive application of recapitalization	Retained Earnings (Accumulated Deficit) Previously Reported [Member]
Balance at beginning at Dec. 31, 2018	$ 204,806		$ 204,806	$ 7	$ 7		$ 236,326	$ (7)	$ 236,333	$ (274)		$ (274)	$ (31,253)		$ (31,253)
Balance at beginning (in Shares) at Dec. 31, 2018				67,673,884	67,673,784	100
Net (loss) income	561												561
Equity compensation	437						437
Pension liability adjustment	(123)									(123)
Capital distributions, net	(267)						(267)
Balance, at ending at Dec. 31, 2019	205,414			$ 7			236,496			(397)			(30,692)
Balance, at ending (in Shares) at Dec. 31, 2019				67,673,884
Net (loss) income	32,857												32,857
Equity compensation	487						487
Foreign currency translation	16									16
Pension liability adjustment	(293)									(293)
Capital contributions, net	1,900						1,900
Balance, at ending at Dec. 31, 2020	240,381			$ 7			238,883			(674)			2,165
Balance, at ending (in Shares) at Dec. 31, 2020				67,673,884
Net (loss) income	(27,139)												(27,139)
Equity compensation	4,963						4,963
Foreign currency translation	30									30
Pension liability adjustment	388									388
Recapitalization transaction, net	85,864			$ 5			85,859
Recapitalization transaction, net (in Shares)				48,133,453
Balance, at ending at Dec. 31, 2021	$ 304,487			$ 12			$ 329,705			$ (256)			$ (24,974)
Balance, at ending (in Shares) at Dec. 31, 2021				115,807,337